CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2013
Current assets
Cash	$ 427,436
Prepaid Expenses	2,244
Total current assets	429,680
Fixed Assets
Property and equipment, net	452,753
Total Assets	882,433
Current liabilities
Accounts payable and accrued expenses	43,212
Convertible notes payable (net of debt discount) - current portion	2,930
Total current liabilities	46,142
Long term liabilities
Tenant deposits	1,250
Convertible notes payable (net of debt discount) less current portion	341,907
Total long term liabilities	343,157
Total Liabilities	389,299
Commitments and Contingencies
Stockholders' Equity
Preferred stock, no par value; 5,000,000 shares authorized; No shares issues & outstanding at December 31, 2013	0
Common Stock, no par value; 100,000,000 shares authorized;15,137,200 shares issued and outstanding on December 31, 2013	1,204,096
Deficit accumulated during development stage	(710,962)
Total Stockholders' Equity	493,134
Total Liabilities and Stockholders' Equity	$ 882,433